INVESTMENTS AND OTHER FINANCIAL ASSETS - Financial Information Relating to FFS GmbH (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets [abstract]
Non-current assets	€ 4,065,305	€ 3,813,311
Current assets [abstract]
Other current assets	130,228	153,183
Cash and cash equivalents	1,121,981	1,388,901	€ 1,344,146	€ 1,362,406
Total assets	8,051,312	7,765,823
Equity and liabilities
Equity	3,070,622	2,602,487	2,211,416	€ 1,789,204
Debt	2,477,186	2,811,779	2,630,011
Other liabilities	1,022,967	952,025
Total equity and liabilities	8,051,312	7,765,823
Profit or loss [abstract]
Net revenues	5,970,146	5,095,254	4,270,894
Cost of sales	2,995,877	2,648,953	2,080,613
Selling, general and administrative costs	462,580	427,974	348,024
Other expenses/(income), net	18,898	21,548	5,561
Profit before taxes	1,602,354	1,177,766	1,042,231
Income tax expense	344,897	238,472	209,095
Net profit	1,257,457	939,294	833,136
Ferrari Financial Services GmbH
Non-current assets [abstract]
Non-current assets	3,566	3,685
Current assets [abstract]
Receivables from financing activities	1,187,535	1,037,350
Other current assets	29,590	2,637
Cash and cash equivalents	21,275	19,123
Total assets	1,241,966	1,062,795
Equity and liabilities
Equity	108,134	94,914
Debt	999,206	868,652
Other liabilities	134,626	99,229
Total equity and liabilities	1,241,966	1,062,795
Profit or loss [abstract]
Net revenues	66,446	52,100	46,103
Cost of sales	37,198	22,943	16,971
Selling, general and administrative costs	9,314	8,923	8,565
Other expenses/(income), net	1,574	1,116	2,730
Profit before taxes	18,360	19,118	17,837
Income tax expense	5,147	5,336	4,045
Net profit	€ 13,213	€ 13,782	€ 13,792